UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Real Return Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

March 31, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Strategic Real Return Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)

As of March 31, 2017
Commodity-Linked Notes and related investments*	24.6%
Inflation-Protected Investments	27.6%
Floating Rate High Yield**	27.3%
Real Estate Related Investments	19.2%
Cash & Cash Equivalents	1.1%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

As of September 30, 2016
Commodity-Linked Notes and related investments*	24.3%
Inflation-Protected Investments	27.0%
Floating Rate High Yield**	27.6%
Real Estate Related Investments	19.9%
Cash & Cash Equivalents	1.0%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	27.6%
AAA	0.1%
AA	0.4%
A	0.2%
BBB	1.4%
BB and Below	25.0%
Not Rated	2.7%
Equities*	39.9%
Short-Term Investments and Net Other Assets	2.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 24.6%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	27.0%
AAA	0.1%
AA	0.1%
A	0.6%
BBB	1.5%
BB and Below	25.9%
Not Rated	2.2%
Equities*	39.8%
Short-Term Investments and Net Other Assets	2.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 24.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2017*,**
Stocks	15.3%
U.S. Government and U.S. Government Agency Obligations	27.6%
Corporate Bonds	2.0%
Asset-Backed Securities	0.5%
Bank Loan Obligations	25.5%
CMOs and Other Mortgage Related Securities	1.8%
Other Investments***	24.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 3.5%

 ** U.S. Treasury Inflation-Indexed Securities - 27.6%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 24.6%

As of September 30, 2016*,**
Stocks	15.5%
U.S. Government and U.S. Government Agency Obligations	27.0%
Corporate Bonds	2.3%
Asset-Backed Securities	0.6%
Bank Loan Obligations	25.5%
CMOs and Other Mortgage Related Securities	2.0%
Other Investments***	24.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.8%

 * Foreign investments - 2.9%

 ** U.S. Treasury Inflation-Indexed Securities - 27.0%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 24.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments March 31, 2017

Showing Percentage of Net Assets

Corporate Bonds - 1.4%
		Principal Amount(a)	Value
Convertible Bonds - 0.5%
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
RWT Holdings, Inc. 5.625% 11/15/19		$690,000	$708,113
Mortgage Real Estate Investment Trusts - 0.3%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	241,725
IAS Operating Partnership LP 5% 3/15/18 (b)		1,020,000	1,028,925
Redwood Trust, Inc. 4.625% 4/15/18		350,000	350,438
Resource Capital Corp.:
6% 12/1/18		120,000	121,200
8% 1/15/20		360,000	360,648
Starwood Property Trust, Inc. 4.375% 4/1/23		80,000	79,700
			2,182,636
TOTAL FINANCIALS			2,890,749
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
RAIT Financial Trust 4% 10/1/33		1,240,000	1,171,800

TOTAL CONVERTIBLE BONDS			4,062,549

Nonconvertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)		477,421	567,173
Household Durables - 0.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		255,000	255,000
Beazer Homes U.S.A., Inc. 6.75% 3/15/25 (b)		95,000	95,475
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		180,000	185,400
CalAtlantic Group, Inc. 5.875% 11/15/24		120,000	126,000
KB Home:
8% 3/15/20		140,000	155,400
9.1% 9/15/17		131,000	134,603
Meritage Homes Corp. 7% 4/1/22		470,000	526,400
New Home Co. LLC 7.25% 4/1/22 (b)		110,000	110,825
Ryland Group, Inc. 8.4% 5/15/17		129,000	129,968
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		140,000	147,000
			1,866,071
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24		45,000	47,025
TOTAL CONSUMER DISCRETIONARY			2,480,269
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC 8.375% 11/15/22(b)		165,000	167,475
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	123,600
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	165,000
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24 (b)		25,000	25,688
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	56,650
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		105,000	107,625
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	312,000
Equinix, Inc. 5.375% 5/15/27		65,000	67,113
Healthcare Realty Trust, Inc. 3.75% 4/15/23		177,000	176,937
Hospitality Properties Trust 6.7% 1/15/18		189,000	191,521
iStar Financial, Inc.:
6% 4/1/22		135,000	137,025
7.125% 2/15/18		265,000	274,275
9% 6/1/17		395,000	399,444
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	493,961
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	175,738
Omega Healthcare Investors, Inc. 4.5% 4/1/27		83,000	81,398
Potlatch Corp. 7.5% 11/1/19		189,000	206,010
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	212,241
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	118,522
4.75% 5/1/24		230,000	235,307
6.75% 4/15/20		134,000	145,394
			3,391,161
Real Estate Management & Development - 0.1%
CBRE Group, Inc.:
5% 3/15/23		270,000	280,839
5.25% 3/15/25		120,000	127,353
Howard Hughes Corp. 5.375% 3/15/25 (b)		155,000	153,450
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	112,750
			674,392
TOTAL REAL ESTATE			4,065,553

TOTAL NONCONVERTIBLE BONDS			7,027,585

TOTAL CORPORATE BONDS
(Cost $10,714,748)			11,090,134

U.S. Treasury Inflation-Protected Obligations - 27.6%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$4,488,978	$4,182,069
0.75% 2/15/42		8,490,130	8,178,616
0.75% 2/15/45		6,460,719	6,161,524
1% 2/15/46		1,752,545	1,781,242
1.375% 2/15/44		2,321,487	2,563,909
1.75% 1/15/28		1,595,004	1,805,468
2% 1/15/26		6,310,865	7,166,097
2.125% 2/15/40		324,700	410,268
2.125% 2/15/41		562,212	713,956
2.375% 1/15/25		14,041,073	16,202,850
2.375% 1/15/27		9,375,668	11,092,041
2.5% 1/15/29		1,174,040	1,437,055
3.625% 4/15/28		5,363,072	7,136,248
3.875% 4/15/29		6,133,251	8,492,277
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/18		5,410,178	5,456,416
0.125% 4/15/19		5,129,982	5,205,614
0.125% 4/15/20		12,339,943	12,525,671
0.125% 4/15/21		4,098,440	4,142,459
0.125% 1/15/22		13,304,208	13,410,776
0.125% 7/15/22		5,966,344	6,015,357
0.125% 1/15/23		10,731,012	10,731,349
0.125% 7/15/24		11,454,352	11,355,453
0.125% 7/15/26		1,772,908	1,730,788
0.375% 7/15/23		11,478,390	11,668,390
0.375% 1/15/27		4,825,440	4,807,517
0.625% 7/15/21		1,153,949	1,197,374
0.625% 1/15/24		9,314,713	9,541,218
0.625% 1/15/26		2,912,700	2,967,431
1.125% 1/15/21		3,691,116	3,887,113
1.25% 7/15/20		1,884,042	1,994,036
1.375% 7/15/18		6,416,689	6,637,725
1.375% 1/15/20		9,307,258	9,805,624
1.875% 7/15/19		7,000,205	7,437,646
2.125% 1/15/19		6,085,103	6,402,061
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $210,505,063)			214,243,638

Asset-Backed Securities - 0.5%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		$330,000	$362,919
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		100,000	105,051
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		222,000	236,845
Class XS, 0% 10/17/45 (b)(c)(d)		144,886	1
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (b)		668,328	674,271
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	310,913
Series 2002-2 Class M2, 9.163% 3/1/33		453,816	416,488
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		259,909	16,868
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		142,469	147,180
Invitation Homes Trust:
Series 2014-SFR1 Class F, 4.5222% 6/17/31 (b)(c)		60,719	60,718
Series 2014-SFR3:
Class E, 5.4428% 12/17/31 (b)(c)		160,000	160,268
Class F, 5.9428% 12/17/31 (b)(c)		100,000	100,332
Series 2015-SFR2 Class E, 3.9222% 6/17/32 (b)(c)		100,000	100,790
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		620,090	426,196
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,459	31,244
Starwood Waypoint Residential Trust Series 2014-1 Class F, 5.322% 1/17/32 (b)(c)		149,000	149,002
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.6837% 2/5/36 (b)(c)		345,379	35
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 1.2312% 11/21/40 (b)(c)		126,220	126,347
Class F, 2.8612% 11/21/40 (b)(c)		1,500,000	763,895
TOTAL ASSET-BACKED SECURITIES
(Cost $4,706,973)			4,189,363

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6619% 1/25/19 (b)(c)		4,980	1,589
Class B4, 4.6619% 1/25/19 (b)(c)		11,801	948
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3636% 12/25/46 (b)(c)		189,000	202,186
Series 2010-K7 Class B, 5.4848% 4/25/20 (b)(c)		95,000	102,220
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $284,942)			306,943

Commercial Mortgage Securities - 1.8%
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)		100,000	101,643
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.4041% 11/10/42 (c)		10,614	10,601
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.4272% 9/10/28 (b)(c)		126,000	113,862
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.7859% 4/10/28 (b)(c)		191,000	187,185
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)		330,296	335,916
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1055% 9/10/46 (b)(c)		250,000	234,810
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	1,605,000	1,204,598
Class G, 5.01% 5/15/44 (b)(c)	CAD	351,000	262,607
Class H, 5.01% 5/15/44 (b)(c)	CAD	235,000	174,287
Class J, 5.01% 5/15/44 (b)(c)	CAD	235,000	172,274
Class K, 5.01% 5/15/44 (b)(c)	CAD	118,000	86,007
Class L, 5.01% 5/15/44 (b)(c)	CAD	421,000	303,363
Class M, 5.01% 5/15/44 (b)(c)	CAD	1,927,737	1,365,702
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		250,000	178,245
Series 2013-CR10 Class D, 4.7887% 8/10/46 (b)(c)		200,000	170,722
Series 2013-CR12 Class D, 5.0826% 10/10/46 (b)(c)		250,000	224,438
Series 2013-LC6 Class D, 4.2836% 1/10/46 (b)(c)		102,000	91,812
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.7484% 5/10/43 (b)(c)		200,000	199,707
Core Industrial Trust Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)		223,000	212,895
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (b)		1,637	1,638
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(c)		100,000	89,602
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.6847% 11/10/46 (b)(c)		580,000	614,552
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5765% 12/25/43 (c)(d)		1,156,048	101,923
Series K012 Class X3, 2.2519% 1/25/41 (c)(d)		654,163	51,370
Series K013 Class X3, 2.9089% 1/25/43 (c)(d)		1,124,000	112,621
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/34 (b)(c)		139,000	137,818
Class FFX, 3.3822% 12/15/34 (b)(c)		244,000	238,142
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (c)		47,993	48,414
GS Mortgage Securities Trust:
Series 2011-GC5 Class E, 5.3995% 8/10/44 (b)(c)		63,000	48,896
Series 2012-GC6 Class E, 5% 1/10/45 (b)(c)		153,000	127,063
Series 2012-GCJ7:
Class C, 5.7161% 5/10/45 (c)		500,000	523,045
Class D, 5.7161% 5/10/45 (b)(c)		500,000	486,018
Series 2012-GCJ9 Class D, 4.852% 11/10/45 (b)(c)		157,000	146,791
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)		269,000	181,163
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		651,000	625,774
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (b)(c)		641,000	713,845
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(c)		284,000	307,850
Series 2012-CBX Class G 4% 6/15/45 (b)		151,000	90,617
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-INN Class E, 4.512% 6/15/29 (b)(c)		319,000	319,000
Series 2005-LDP2 Class E, 4.981% 7/15/42 (c)		42,000	42,628
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 4.8494% 1/20/41 (b)(c)		192,000	170,820
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.7649% 10/15/46 (b)(c)		250,000	230,487
Morgan Stanley Capital I Trust:
Series 1997-RR Class F, 7.4982% 4/30/39 (b)(c)		15,278	15,201
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		293,550	290,088
Series 2011-C2:
Class D, 5.4724% 6/15/44 (b)(c)		358,000	367,193
Class E, 5.4724% 6/15/44 (b)(c)		454,000	463,432
Class F, 5.4724% 6/15/44 (b)(c)		343,000	326,854
Class XB, 0.53% 6/15/44 (b)(c)(d)		12,067,221	241,393
Series 2011-C3 Class G, 5.155% 7/15/49 (b)(c)		111,000	91,272
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		128,000	128,654
Class F, 5% 2/5/30 (b)		358,000	352,516
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		267,293	326,953
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5459% 5/10/45 (b)(c)		120,000	119,076
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2069% 3/15/45 (b)(c)		220,000	163,031
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 3.79% 11/15/29 (b)(c)		173,540	168,678
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $14,285,400)			14,095,092
		Shares	Value

Common Stocks - 12.6%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc. Class A		9,900	932,382
Household Durables - 0.1%
Stanley Martin Communities LLC Class B		6,300	241,857

TOTAL CONSUMER DISCRETIONARY			1,174,239

FINANCIALS - 0.4%
Capital Markets - 0.0%
Ellington Financial LLC		26,300	416,329
Mortgage Real Estate Investment Trusts - 0.4%
Anworth Mortgage Asset Corp.		18,000	99,900
Arbor Realty Trust, Inc.		34,400	288,272
CYS Investments, Inc.		3,180	25,281
Dynex Capital, Inc.		27,700	196,393
Five Oaks Investment Corp. (e)		3,344	17,155
Great Ajax Corp.		10,000	130,500
Invesco Mortgage Capital, Inc.		9,000	138,780
MFA Financial, Inc.		242,766	1,961,549
Two Harbors Investment Corp.		17,200	164,948
			3,022,778

TOTAL FINANCIALS			3,439,107

REAL ESTATE - 12.0%
Equity Real Estate Investment Trusts (REITs) - 11.9%
Acadia Realty Trust (SBI)		72,044	2,165,643
American Assets Trust, Inc.		24,000	1,004,160
American Homes 4 Rent Class A		34,900	801,304
American Tower Corp.		5,900	717,086
Apartment Investment & Management Co. Class A		69,000	3,060,150
AvalonBay Communities, Inc.		25,009	4,591,652
Boston Properties, Inc.		31,251	4,137,945
Brixmor Property Group, Inc.		36,700	787,582
CBL & Associates Properties, Inc.		16,615	158,507
Cedar Shopping Centers, Inc.		137,618	690,842
Colony NorthStar, Inc.		89,623	1,157,033
Community Healthcare Trust, Inc.		8,200	195,980
CoreSite Realty Corp.		12,100	1,089,605
Corporate Office Properties Trust (SBI)		38,700	1,280,970
Corrections Corp. of America		7,500	235,650
DCT Industrial Trust, Inc.		48,017	2,310,578
DDR Corp.		76,760	961,803
DiamondRock Hospitality Co.		93,400	1,041,410
Douglas Emmett, Inc.		52,100	2,000,640
Duke Realty Corp.		72,200	1,896,694
Empire State Realty Trust, Inc.		24,200	499,488
Equinix, Inc.		4,600	1,841,702
Equity Lifestyle Properties, Inc.		56,799	4,376,931
Equity Residential (SBI)		21,713	1,350,983
Essex Property Trust, Inc.		12,122	2,806,607
Extra Space Storage, Inc.		51,122	3,802,966
FelCor Lodging Trust, Inc.		65,000	488,150
First Potomac Realty Trust		25,109	258,121
General Growth Properties, Inc.		40,900	948,062
Healthcare Realty Trust, Inc.		59,700	1,940,250
Healthcare Trust of America, Inc.		2,300	72,358
Highwoods Properties, Inc. (SBI)		32,100	1,577,073
Host Hotels & Resorts, Inc.		72,881	1,359,959
Hudson Pacific Properties, Inc.		52,100	1,804,744
Lexington Corporate Properties Trust		76,700	765,466
Mack-Cali Realty Corp.		37,540	1,011,328
Mid-America Apartment Communities, Inc.		38,244	3,890,945
Monmouth Real Estate Investment Corp. Class A		5,000	71,350
National Retail Properties, Inc.		3,800	165,756
New Senior Investment Group, Inc.		6,632	67,646
Omega Healthcare Investors, Inc.		4,200	138,558
Outfront Media, Inc.		1,900	50,445
Pennsylvania Real Estate Investment Trust (SBI)		32,500	492,050
Potlatch Corp.		2,000	91,400
Prologis, Inc.		35,977	1,866,487
Public Storage		14,734	3,225,420
Sabra Health Care REIT, Inc.		51,151	1,428,647
Select Income REIT		6,066	156,442
Senior Housing Properties Trust (SBI)		62,800	1,271,700
Simon Property Group, Inc.		41,173	7,082,991
Store Capital Corp.		25,100	599,388
Sunstone Hotel Investors, Inc.		81,900	1,255,527
Taubman Centers, Inc.		20,495	1,353,080
Terreno Realty Corp.		42,054	1,177,512
Urban Edge Properties		90,173	2,371,550
Ventas, Inc.		91,747	5,967,225
VEREIT, Inc.		24,100	204,609
Vornado Realty Trust		12,447	1,248,559
Washington REIT (SBI)		25,900	810,152
Welltower, Inc.		28,325	2,005,977
WP Carey, Inc.		11,200	696,864
			92,879,702
Real Estate Management & Development - 0.1%
Invitation Homes, Inc.		23,200	506,456
Kennedy-Wilson Holdings, Inc.		6,600	146,520
			652,976

TOTAL REAL ESTATE			93,532,678

TOTAL COMMON STOCKS
(Cost $96,497,266)			98,146,024

Preferred Stocks - 2.6%
Convertible Preferred Stocks - 0.1%
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ashford Hospitality Prime, Inc. 5.50%		2,700	53,109
Lexington Corporate Properties Trust Series C, 6.50%		15,800	793,950
			847,059
Nonconvertible Preferred Stocks - 2.5%
FINANCIALS - 1.1%
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.:
8.00%		20,279	502,919
8.25%		500	12,590
Agnc Investment Corp. Series B, 7.75%		8,000	207,920
American Capital Mortgage Investment Corp. Series A, 8.125%		6,200	160,456
American Home Mortgage Investment Corp.:
Series A, 9.75% (f)		81,500	1
Series B, 9.25% (f)		233,544	2
Annaly Capital Management, Inc.:
Series A, 7.875%		17,200	438,428
Series C, 7.625%		2,324	58,751
Series D, 7.50%		13,671	341,775
Series E, 7.625%		16,340	411,278
Anworth Mortgage Asset Corp. Series A, 8.625%		29,700	764,478
Apollo Commercial Real Estate Finance, Inc.:
Series A, 8.625%		13,174	335,687
Series C, 8.00%		11,647	295,135
Arbor Realty Trust, Inc.:
7.375%		12,320	314,776
Series A, 8.25%		8,989	228,680
Armour Residential REIT, Inc. Series B, 7.875%		5,645	133,222
Chimera Investment Corp. Series B, 8.00% (f)		20,100	510,339
CYS Investments, Inc. Series A, 7.75%		2,162	52,969
Dynex Capital, Inc.:
Series A, 8.50%		20,755	524,686
Series B, 7.625%		10,545	253,607
Invesco Mortgage Capital, Inc.:
Series A, 7.75%		6,507	162,870
Series B, 7.75%		21,900	545,529
MFA Financial, Inc.:
8.00%		11,262	288,082
Series B, 7.50%		44,227	1,110,098
New York Mortgage Trust, Inc.:
Series B, 7.75%		8,886	212,909
Series C, 7.875%		3,200	76,128
PennyMac Mortgage Investment Trust 8.125% (f)		5,500	138,710
Two Harbors Investment Corp. Series A, 8.125% (f)		9,500	248,330
Wells Fargo Real Estate Investment Corp. Series A, 6.375%		4,400	115,500
			8,445,855
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Homes 4 Rent:
Series A, 5.00%		24,600	699,132
Series B, 5.00%		6,720	192,662
Series C, 5.50%		22,592	648,390
CBL & Associates Properties, Inc.:
Series D, 7.375%		10,147	243,427
Series E, 6.625%		2,200	51,348
Cedar Shopping Centers, Inc. Series B, 7.25%		13,321	330,494
Chesapeake Lodging Trust Series A, 7.75%		4,050	101,817
Colony NorthStar, Inc.:
Series B, 8.25%		9,191	234,554
Series C, 8.875%		10,582	271,640
Series D, 8.50%		8,486	219,703
Series E, 8.75%		13,700	360,447
Series G, 7.50%		1,300	32,266
Series H, 7.125%		7,130	178,036
CoreSite Realty Corp. Series A, 7.25%		14,176	364,890
DDR Corp. Series K, 6.25%		5,623	141,700
Digital Realty Trust, Inc. Series G, 5.875%		6,286	159,350
Equity Lifestyle Properties, Inc. Series C, 6.75%		29,989	767,419
General Growth Properties, Inc. Series A, 6.375%		3,847	99,637
iStar Financial, Inc.:
Series D, 8.00%		1,200	29,928
Series E, 7.875%		6,511	158,282
Series F, 7.80%		18,316	449,291
Series G, 7.65%		6,000	145,800
LaSalle Hotel Properties Series I, 6.375%		4,963	123,281
Pebblebrook Hotel Trust Series C, 6.50%		7,058	178,285
Pennsylvania (REIT) Series B, 7.375%		4,082	102,785
Prologis, Inc. Series Q, 8.54%		3,700	280,830
PS Business Parks, Inc. Series T, 6.00%		5,100	128,316
RAIT Financial Trust:
7.125%		12,402	311,786
7.625%		8,860	214,412
Saul Centers, Inc. Series C, 6.875%		14,926	377,329
Summit Hotel Properties, Inc.:
Series B, 7.875%		9,827	252,357
Series C, 7.125%		6,788	174,384
Sun Communities, Inc. Series A, 7.125%		15,940	411,252
Taubman Centers, Inc. Series K, 6.25%		4,319	107,932
Terreno Realty Corp. Series A, 7.75%		5,000	126,950
UMH Properties, Inc. Series A, 8.25%		14,000	360,220
Urstadt Biddle Properties, Inc. Series G, 6.75%		6,500	167,375
VEREIT, Inc. Series F, 6.70%		42,896	1,102,427
WP Glimcher, Inc.:
Series H, 7.50%		2,898	72,421
Series I, 6.875%		702	17,515
			10,390,070
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%		7,372	190,050
TOTAL REAL ESTATE			10,580,120

TOTAL NONCONVERTIBLE PREFERRED STOCKS			19,025,975

TOTAL PREFERRED STOCKS
(Cost $27,072,819)			19,873,034
		Principal Amount(a)	Value

Bank Loan Obligations - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		95,795	96,274
Cooper Hotel Group 12% 11/6/17		977,794	977,794
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.7718% 4/14/21 (c)		220,043	221,190
Playa Resorts Holding BV Tranche B, term loan 4.0399% 8/9/19 (c)		43,753	43,781
			1,339,039
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 5.304% 6/23/23 (c)		119,241	118,287

TOTAL CONSUMER DISCRETIONARY			1,457,326

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power LLC Tranche B, term loan 5% 10/2/23 (c)		74,160	74,401
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (c)		213,366	212,743
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Capital Automotive LP Trahche B 1LN, term loan 4% 3/24/24 (c)		50,000	50,500
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 4.65% 12/2/21 (c)		94,000	92,708
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,894,334)			1,887,678
		Shares	Value

Equity Funds - 24.6%
Fidelity Commodity Strategy Central Fund (g)
(Cost $363,704,994)		29,603,089	190,939,923

Fixed-Income Funds - 27.3%
Fidelity Floating Rate Central Fund (g)
(Cost $211,561,598)		2,043,234	211,638,171
		Principal Amount(a)	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b) (Cost $594,368)		500,000	250
		Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.84% (h)		8,569,633	8,571,347
Fidelity Securities Lending Cash Central Fund 0.84% (h)(i)		4,199	4,200
TOTAL MONEY MARKET FUNDS
(Cost $8,575,547)			8,575,547
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $950,398,052)			774,985,797
NET OTHER ASSETS (LIABILITIES) - 0.2%			1,649,716
NET ASSETS - 100%			$776,635,513

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,105,436 or 2.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Security or a portion of the security is on loan at period end.

 (f) Non-income producing

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,465
Fidelity Commodity Strategy Central Fund	273,973
Fidelity Floating Rate Central Fund	5,276,356
Fidelity Securities Lending Cash Central Fund	13
Total	$5,574,807

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$190,971,039	$14,356,152	$16,077,178	$190,939,923	27.2%
Fidelity Floating Rate Central Fund	217,242,916	8,999,531	16,487,085	211,638,171	12.5%
Total	$408,213,955	$23,355,683	$32,564,263	$402,578,094

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,174,239	$932,382	$--	$241,857
Financials	11,884,962	11,884,959	--	3
Real Estate	104,959,857	104,679,027	280,830	--
Corporate Bonds	11,090,134	--	11,090,134	--
U.S. Government and Government Agency Obligations	214,243,638	--	214,243,638	--
Asset-Backed Securities	4,189,363	--	3,408,564	780,799
Collateralized Mortgage Obligations	306,943	--	304,406	2,537
Commercial Mortgage Securities	14,095,092	--	14,095,092	--
Bank Loan Obligations	1,887,678	--	909,884	977,794
Equity Funds	190,939,923	190,939,923	--	--
Fixed-Income Funds	211,638,171	211,638,171	--	--
Preferred Securities	250	--	--	250
Money Market Funds	8,575,547	8,575,547	--	--
Total Investments in Securities:	$774,985,797	$528,650,009	$244,332,548	$2,003,240

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Discretionary
Beginning Balance	$8,124,480
Net Realized Gain (Loss) on Investment Securities	7,025,235
Net Unrealized Gain (Loss) on Investment Securities	(2,668,690)
Cost of Purchases	241,857
Proceeds of Sales	(12,481,025)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$241,857
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$--
Other Investments in Securities
Beginning Balance	$6,188,696
Net Realized Gain (Loss) on Investment Securities	(5,431)
Net Unrealized Gain (Loss) on Investment Securities	26,414
Cost of Purchases	3,055
Proceeds of Sales	(5,295)
Amortization/Accretion	(38,961)
Transfers into Level 3	1
Transfers out of Level 3	(4,407,096)
Ending Balance	$1,761,383
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$26,414

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (including securities loaned of $4,104) — See accompanying schedule: Unaffiliated issuers (cost $366,555,913)	$363,832,156
Fidelity Central Funds (cost $583,842,139)	411,153,641
Total Investments (cost $950,398,052)		$774,985,797
Cash		3,878
Receivable for investments sold		1,915,312
Receivable for fund shares sold		973,738
Dividends receivable		476,736
Interest receivable		835,961
Distributions receivable from Fidelity Central Funds		832,920
Prepaid expenses		789
Receivable from investment adviser for expense reductions		52
Other receivables		1,939
Total assets		780,027,122
Liabilities
Payable for investments purchased	$2,080,989
Payable for fund shares redeemed	695,047
Accrued management fee	361,223
Distribution and service plan fees payable	34,133
Other affiliated payables	132,324
Other payables and accrued expenses	83,693
Collateral on securities loaned	4,200
Total liabilities		3,391,609
Net Assets		$776,635,513
Net Assets consist of:
Paid in capital		$1,201,437,464
Undistributed net investment income		4,480,734
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(253,870,521)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(175,412,164)
Net Assets		$776,635,513
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($37,676,023 ÷ 4,288,830 shares)		$8.78
Maximum offering price per share (100/96.00 of $8.78)		$9.15
Class M:
Net Asset Value and redemption price per share ($10,918,761 ÷ 1,241,421 shares)		$8.80
Maximum offering price per share (100/96.00 of $8.80)		$9.17
Class C:
Net Asset Value and offering price per share ($27,902,777 ÷ 3,210,544 shares)(a)		$8.69
Strategic Real Return:
Net Asset Value, offering price and redemption price per share ($490,634,850 ÷ 55,604,198 shares)		$8.82
Class I:
Net Asset Value, offering price and redemption price per share ($209,503,102 ÷ 23,794,447 shares)		$8.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017
Investment Income
Dividends		$2,652,745
Interest		3,746,803
Income from Fidelity Central Funds		5,574,807
Total income		11,974,355
Expenses
Management fee	$2,153,403
Transfer agent fees	616,465
Distribution and service plan fees	224,378
Accounting and security lending fees	170,634
Custodian fees and expenses	16,697
Independent trustees' fees and expenses	1,599
Registration fees	32,407
Audit	103,704
Legal	1,507
Interest	91
Miscellaneous	3,578
Total expenses before reductions	3,324,463
Expense reductions	(6,456)	3,318,007
Net investment income (loss)		8,656,348
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,332,558
Fidelity Central Funds	(13,404,921)
Foreign currency transactions	(114)
Capital gain distributions from Fidelity Central Funds	125,975
Total net realized gain (loss)		(4,946,502)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,514,957
Assets and liabilities in foreign currencies	121
Total change in net unrealized appreciation (depreciation)		5,515,078
Net gain (loss)		568,576
Net increase (decrease) in net assets resulting from operations		$9,224,924

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,656,348	$16,324,959
Net realized gain (loss)	(4,946,502)	(7,337,821)
Change in net unrealized appreciation (depreciation)	5,515,078	25,214,905
Net increase (decrease) in net assets resulting from operations	9,224,924	34,202,043
Distributions to shareholders from net investment income	(10,269,769)	(17,340,964)
Distributions to shareholders from net realized gain	(1,453,316)	(1,163,678)
Total distributions	(11,723,085)	(18,504,642)
Share transactions - net increase (decrease)	(7,951,911)	(277,651,425)
Redemption fees	3,437	16,678
Total increase (decrease) in net assets	(10,446,635)	(261,937,346)
Net Assets
Beginning of period	787,082,148	1,049,019,494
End of period	$776,635,513	$787,082,148
Other Information
Undistributed net investment income end of period	$4,480,734	$6,094,155

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class A

	Six months ended March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.81	$8.55	$9.25	$9.31	$9.78	$9.20
Income from Investment Operations
Net investment income (loss)A	.089	.141	.124	.173	.188	.178
Net realized and unrealized gain (loss)	.006	.266	(.668)	.004	(.452)	.940
Total from investment operations	.095	.407	(.544)	.177	(.264)	1.118
Distributions from net investment income	(.108)	(.137)	(.124)	(.169)	(.177)	(.128)B
Distributions from net realized gain	(.017)	(.010)	(.032)	(.068)	(.030)	(.410)B
Total distributions	(.125)	(.147)	(.156)	(.237)	(.207)	(.538)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001	–C
Net asset value, end of period	$8.78	$8.81	$8.55	$9.25	$9.31	$9.78
Total ReturnD,E,F	1.10%	4.82%	(5.98)%	1.91%	(2.72)%	12.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.08%I	1.07%	1.05%	1.05%	1.04%	1.04%
Expenses net of fee waivers, if any	1.08%I	1.07%	1.05%	1.05%	1.04%	1.03%
Expenses net of all reductions	1.08%I	1.07%	1.05%	1.05%	1.03%	1.03%
Net investment income (loss)	2.04%I	1.66%	1.37%	1.83%	1.96%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$37,676	$55,678	$78,112	$123,091	$169,170	$222,335
Portfolio turnover rateJ	25%I	15%	23%	18%	23%	15%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class M

	Six months ended March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.82	$8.56	$9.27	$9.32	$9.79	$9.21
Income from Investment Operations
Net investment income (loss)A	.088	.138	.122	.172	.187	.177
Net realized and unrealized gain (loss)	.016	.267	(.677)	.015	(.451)	.940
Total from investment operations	.104	.405	(.555)	.187	(.264)	1.117
Distributions from net investment income	(.107)	(.135)	(.123)	(.169)	(.177)	(.127)B
Distributions from net realized gain	(.017)	(.010)	(.032)	(.068)	(.030)	(.410)B
Total distributions	(.124)	(.145)	(.155)	(.237)	(.207)	(.537)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001	–C
Net asset value, end of period	$8.80	$8.82	$8.56	$9.27	$9.32	$9.79
Total ReturnD,E,F	1.20%	4.79%	(6.08)%	2.02%	(2.72)%	12.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.11%I	1.10%	1.07%	1.06%	1.05%	1.05%
Expenses net of fee waivers, if any	1.10%I	1.10%	1.07%	1.06%	1.05%	1.04%
Expenses net of all reductions	1.10%I	1.10%	1.07%	1.06%	1.05%	1.04%
Net investment income (loss)	2.02%I	1.63%	1.35%	1.82%	1.94%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$10,919	$12,032	$14,805	$21,127	$25,281	$30,648
Portfolio turnover rateJ	25%I	15%	23%	18%	23%	15%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class C

	Six months ended March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.71	$8.46	$9.16	$9.22	$9.69	$9.12
Income from Investment Operations
Net investment income (loss)A	.055	.074	.054	.101	.113	.105
Net realized and unrealized gain (loss)	.014	.257	(.665)	.011	(.449)	.933
Total from investment operations	.069	.331	(.611)	.112	(.336)	1.038
Distributions from net investment income	(.072)	(.073)	(.057)	(.104)	(.105)	(.058)B
Distributions from net realized gain	(.017)	(.008)	(.032)	(.068)	(.030)	(.410)B
Total distributions	(.089)	(.081)	(.089)	(.172)	(.135)	(.468)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001	–C
Net asset value, end of period	$8.69	$8.71	$8.46	$9.16	$9.22	$9.69
Total ReturnD,E,F	.80%	3.93%	(6.73)%	1.22%	(3.48)%	11.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.84%I	1.84%	1.82%	1.81%	1.80%	1.81%
Expenses net of fee waivers, if any	1.84%I	1.84%	1.82%	1.81%	1.80%	1.80%
Expenses net of all reductions	1.84%I	1.84%	1.82%	1.80%	1.80%	1.80%
Net investment income (loss)	1.28%I	.89%	.61%	1.08%	1.19%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$27,903	$30,211	$41,339	$68,666	$86,037	$94,134
Portfolio turnover rateJ	25%I	15%	23%	18%	23%	15%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund

	Six months ended March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.85	$8.59	$9.30	$9.36	$9.83	$9.24
Income from Investment Operations
Net investment income (loss)A	.101	.164	.147	.201	.216	.212
Net realized and unrealized gain (loss)	.006	.267	(.674)	.005	(.451)	.941
Total from investment operations	.107	.431	(.527)	.206	(.235)	1.153
Distributions from net investment income	(.120)	(.161)	(.151)	(.198)	(.206)	(.154)B
Distributions from net realized gain	(.017)	(.010)	(.032)	(.068)	(.030)	(.410)B
Total distributions	(.137)	(.171)	(.183)	(.266)	(.236)	(.564)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001	.001
Net asset value, end of period	$8.82	$8.85	$8.59	$9.30	$9.36	$9.83
Total ReturnD,E	1.23%	5.09%	(5.77)%	2.22%	(2.41)%	13.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.81%	.79%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.81%H	.81%	.79%	.76%	.75%	.73%
Expenses net of all reductions	.81%H	.80%	.79%	.76%	.75%	.73%
Net investment income (loss)	2.31%H	1.92%	1.63%	2.12%	2.24%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$490,635	$511,294	$543,473	$620,530	$679,780	$649,200
Portfolio turnover rateI	25%H	15%	23%	18%	23%	15%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class I

	Six months ended March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$8.57	$9.28	$9.34	$9.81	$9.22
Income from Investment Operations
Net investment income (loss)A	.101	.164	.148	.194	.208	.202
Net realized and unrealized gain (loss)	.007	.268	(.676)	.005	(.450)	.947
Total from investment operations	.108	.432	(.528)	.199	(.242)	1.149
Distributions from net investment income	(.121)	(.162)	(.150)	(.191)	(.199)	(.150)B
Distributions from net realized gain	(.017)	(.010)	(.032)	(.068)	(.030)	(.410)B
Total distributions	(.138)	(.172)	(.182)	(.259)	(.229)	(.560)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001	.001
Net asset value, end of period	$8.80	$8.83	$8.57	$9.28	$9.34	$9.81
Total ReturnD,E	1.24%	5.12%	(5.80)%	2.15%	(2.49)%	13.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.79%	.79%	.82%	.83%	.81%
Expenses net of fee waivers, if any	.80%H	.79%	.79%	.82%	.83%	.80%
Expenses net of all reductions	.79%H	.79%	.79%	.82%	.82%	.80%
Net investment income (loss)	2.33%H	1.93%	1.64%	2.06%	2.17%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$209,503	$177,867	$369,782	$368,227	$432,942	$343,822
Portfolio turnover rateI	25%H	15%	23%	18%	23%	15%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2017

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Strategic Real Return and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.05%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.05%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$15,663,437
Gross unrealized depreciation	(201,756,433)
Net unrealized appreciation (depreciation) on securities	$(186,092,996)
Tax cost	$961,078,793

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(213,600,854)
2018	(2,428,473)
Total with expiration	$(216,029,327)
No expiration
Short-term	$(3,493,662)
Long-term	(12,117,674)
Total no expiration	(15,611,336)
Total capital loss carryforward	$(231,640,663)

Due to large redemptions in a prior period, $216,029,327 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08 which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $62,706,339 and $80,371,192, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$65,555	$–
Class M	-%	.25%	14,384	–
Class C	.75%	.25%	144,439	3,917
			$224,378	$3,917

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,032
Class M	391
Class C(a)	1,206
$7,629

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$47,577.18
Class M	11,878.21
Class C	27,906.19
Strategic Real Return	388,992.16
Class I	140,112.15
	$ 616,465

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $957 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,554,000.59%		$91

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,878 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class M	1.10%	114

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,062 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,280.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2017	Year ended September 30, 2016
From net investment income
Class A	$675,414	$1,090,055
Class M	142,589	218,066
Class B	–	8,066
Class C	243,756	323,046
Strategic Real Return	6,691,506	9,823,249
Class I	2,516,504	5,878,482
Total	$10,269,769	$17,340,964
From net realized gain
Class A	$105,560	$82,857
Class M	22,277	16,254
Class B	–	1,355
Class C	56,624	36,188
Strategic Real Return	907,573	616,410
Class I	361,282	410,614
Total	$1,453,316	$1,163,678

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2017	Year ended September 30, 2016	Six months ended March 31, 2017	Year ended September 30, 2016
Class A
Shares sold	937,694	911,579	$8,217,503	$7,831,009
Reinvestment of distributions	86,800	132,661	756,017	1,134,926
Shares redeemed	(3,057,149)	(3,855,190)	(26,922,939)	(32,500,880)
Net increase (decrease)	(2,032,655)	(2,810,950)	$(17,949,419)	$(23,534,945)
Class M
Shares sold	82,764	156,787	$725,035	$1,349,526
Reinvestment of distributions	17,803	25,977	155,241	222,757
Shares redeemed	(223,577)	(547,078)	(1,960,227)	(4,649,240)
Net increase (decrease)	(123,010)	(364,314)	$(1,079,951)	$(3,076,957)
Class B
Shares sold	–	24	$–	$206
Reinvestment of distributions	–	1,043	–	8,912
Shares redeemed	–	(178,079)	–	(1,519,694)
Net increase (decrease)	–	(177,012)	$–	$(1,510,576)
Class C
Shares sold	212,919	179,067	$1,848,151	$1,498,593
Reinvestment of distributions	32,943	39,653	284,286	338,940
Shares redeemed	(503,160)	(1,636,989)	(4,358,899)	(13,658,697)
Net increase (decrease)	(257,298)	(1,418,269)	$(2,226,462)	$(11,821,164)
Strategic Real Return
Shares sold	7,557,555	8,263,589	$66,376,944	$70,664,529
Reinvestment of distributions	839,833	1,170,951	7,339,549	10,053,269
Shares redeemed	(10,592,953)	(14,891,207)	(92,481,824)	(126,009,813)
Net increase (decrease)	(2,195,565)	(5,456,667)	$(18,765,331)	$(45,292,015)
Class I
Shares sold	5,494,103	4,576,890	$48,275,609	$38,727,759
Reinvestment of distributions	320,226	715,160	2,792,541	6,119,286
Shares redeemed	(2,168,196)	(28,270,773)	(18,998,898)	(237,262,813)
Net increase (decrease)	3,646,133	(22,978,723)	$32,069,252	$(192,415,768)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2017, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2017 and for the year ended September 30, 2016, and the financial highlights for the six months ended March 31, 2017 and for each of the five years in the period then ended September 30, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2017, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended March 31, 2017 and for the year ended September 30, 2016, and the financial highlights for the six months ended March 31, 2017 and for each of the five years in the period then ended September 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 19, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Class A	1.08%
Actual		$1,000.00	$1,011.00	$5.41
Hypothetical-C		$1,000.00	$1,019.55	$5.44
Class M	1.10%
Actual		$1,000.00	$1,012.00	$5.52
Hypothetical-C		$1,000.00	$1,019.45	$5.54
Class C	1.84%
Actual		$1,000.00	$1,008.00	$9.21
Hypothetical-C		$1,000.00	$1,015.76	$9.25
Strategic Real Return	.81%
Actual		$1,000.00	$1,012.30	$4.06
Hypothetical-C		$1,000.00	$1,020.89	$4.08
Class I	.80%
Actual		$1,000.00	$1,012.40	$4.01
Hypothetical-C		$1,000.00	$1,020.94	$4.03

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were .05%.

 C 5% return per year before expenses

ARRS-SANN-0517
1.814981.111

Fidelity® Strategic Real Return Fund Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)

As of March 31, 2017
Commodity-Linked Notes and related investments*	24.6%
Inflation-Protected Investments	27.6%
Floating Rate High Yield**	27.3%
Real Estate Related Investments	19.2%
Cash & Cash Equivalents	1.1%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

As of September 30, 2016
Commodity-Linked Notes and related investments*	24.3%
Inflation-Protected Investments	27.0%
Floating Rate High Yield**	27.6%
Real Estate Related Investments	19.9%
Cash & Cash Equivalents	1.0%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	27.6%
AAA	0.1%
AA	0.4%
A	0.2%
BBB	1.4%
BB and Below	25.0%
Not Rated	2.7%
Equities*	39.9%
Short-Term Investments and Net Other Assets	2.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 24.6%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	27.0%
AAA	0.1%
AA	0.1%
A	0.6%
BBB	1.5%
BB and Below	25.9%
Not Rated	2.2%
Equities*	39.8%
Short-Term Investments and Net Other Assets	2.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 24.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2017*,**
Stocks	15.3%
U.S. Government and U.S. Government Agency Obligations	27.6%
Corporate Bonds	2.0%
Asset-Backed Securities	0.5%
Bank Loan Obligations	25.5%
CMOs and Other Mortgage Related Securities	1.8%
Other Investments***	24.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 3.5%

 ** U.S. Treasury Inflation-Indexed Securities - 27.6%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 24.6%

As of September 30, 2016*,**
Stocks	15.5%
U.S. Government and U.S. Government Agency Obligations	27.0%
Corporate Bonds	2.3%
Asset-Backed Securities	0.6%
Bank Loan Obligations	25.5%
CMOs and Other Mortgage Related Securities	2.0%
Other Investments***	24.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.8%

 * Foreign investments - 2.9%

 ** U.S. Treasury Inflation-Indexed Securities - 27.0%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 24.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments March 31, 2017

Showing Percentage of Net Assets

Corporate Bonds - 1.4%
		Principal Amount(a)	Value
Convertible Bonds - 0.5%
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
RWT Holdings, Inc. 5.625% 11/15/19		$690,000	$708,113
Mortgage Real Estate Investment Trusts - 0.3%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	241,725
IAS Operating Partnership LP 5% 3/15/18 (b)		1,020,000	1,028,925
Redwood Trust, Inc. 4.625% 4/15/18		350,000	350,438
Resource Capital Corp.:
6% 12/1/18		120,000	121,200
8% 1/15/20		360,000	360,648
Starwood Property Trust, Inc. 4.375% 4/1/23		80,000	79,700
			2,182,636
TOTAL FINANCIALS			2,890,749
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
RAIT Financial Trust 4% 10/1/33		1,240,000	1,171,800

TOTAL CONVERTIBLE BONDS			4,062,549

Nonconvertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)		477,421	567,173
Household Durables - 0.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		255,000	255,000
Beazer Homes U.S.A., Inc. 6.75% 3/15/25 (b)		95,000	95,475
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		180,000	185,400
CalAtlantic Group, Inc. 5.875% 11/15/24		120,000	126,000
KB Home:
8% 3/15/20		140,000	155,400
9.1% 9/15/17		131,000	134,603
Meritage Homes Corp. 7% 4/1/22		470,000	526,400
New Home Co. LLC 7.25% 4/1/22 (b)		110,000	110,825
Ryland Group, Inc. 8.4% 5/15/17		129,000	129,968
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		140,000	147,000
			1,866,071
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24		45,000	47,025
TOTAL CONSUMER DISCRETIONARY			2,480,269
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC 8.375% 11/15/22(b)		165,000	167,475
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	123,600
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	165,000
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24 (b)		25,000	25,688
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	56,650
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		105,000	107,625
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	312,000
Equinix, Inc. 5.375% 5/15/27		65,000	67,113
Healthcare Realty Trust, Inc. 3.75% 4/15/23		177,000	176,937
Hospitality Properties Trust 6.7% 1/15/18		189,000	191,521
iStar Financial, Inc.:
6% 4/1/22		135,000	137,025
7.125% 2/15/18		265,000	274,275
9% 6/1/17		395,000	399,444
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	493,961
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	175,738
Omega Healthcare Investors, Inc. 4.5% 4/1/27		83,000	81,398
Potlatch Corp. 7.5% 11/1/19		189,000	206,010
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	212,241
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	118,522
4.75% 5/1/24		230,000	235,307
6.75% 4/15/20		134,000	145,394
			3,391,161
Real Estate Management & Development - 0.1%
CBRE Group, Inc.:
5% 3/15/23		270,000	280,839
5.25% 3/15/25		120,000	127,353
Howard Hughes Corp. 5.375% 3/15/25 (b)		155,000	153,450
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	112,750
			674,392
TOTAL REAL ESTATE			4,065,553

TOTAL NONCONVERTIBLE BONDS			7,027,585

TOTAL CORPORATE BONDS
(Cost $10,714,748)			11,090,134

U.S. Treasury Inflation-Protected Obligations - 27.6%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$4,488,978	$4,182,069
0.75% 2/15/42		8,490,130	8,178,616
0.75% 2/15/45		6,460,719	6,161,524
1% 2/15/46		1,752,545	1,781,242
1.375% 2/15/44		2,321,487	2,563,909
1.75% 1/15/28		1,595,004	1,805,468
2% 1/15/26		6,310,865	7,166,097
2.125% 2/15/40		324,700	410,268
2.125% 2/15/41		562,212	713,956
2.375% 1/15/25		14,041,073	16,202,850
2.375% 1/15/27		9,375,668	11,092,041
2.5% 1/15/29		1,174,040	1,437,055
3.625% 4/15/28		5,363,072	7,136,248
3.875% 4/15/29		6,133,251	8,492,277
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/18		5,410,178	5,456,416
0.125% 4/15/19		5,129,982	5,205,614
0.125% 4/15/20		12,339,943	12,525,671
0.125% 4/15/21		4,098,440	4,142,459
0.125% 1/15/22		13,304,208	13,410,776
0.125% 7/15/22		5,966,344	6,015,357
0.125% 1/15/23		10,731,012	10,731,349
0.125% 7/15/24		11,454,352	11,355,453
0.125% 7/15/26		1,772,908	1,730,788
0.375% 7/15/23		11,478,390	11,668,390
0.375% 1/15/27		4,825,440	4,807,517
0.625% 7/15/21		1,153,949	1,197,374
0.625% 1/15/24		9,314,713	9,541,218
0.625% 1/15/26		2,912,700	2,967,431
1.125% 1/15/21		3,691,116	3,887,113
1.25% 7/15/20		1,884,042	1,994,036
1.375% 7/15/18		6,416,689	6,637,725
1.375% 1/15/20		9,307,258	9,805,624
1.875% 7/15/19		7,000,205	7,437,646
2.125% 1/15/19		6,085,103	6,402,061
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $210,505,063)			214,243,638

Asset-Backed Securities - 0.5%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		$330,000	$362,919
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		100,000	105,051
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		222,000	236,845
Class XS, 0% 10/17/45 (b)(c)(d)		144,886	1
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (b)		668,328	674,271
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	310,913
Series 2002-2 Class M2, 9.163% 3/1/33		453,816	416,488
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		259,909	16,868
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		142,469	147,180
Invitation Homes Trust:
Series 2014-SFR1 Class F, 4.5222% 6/17/31 (b)(c)		60,719	60,718
Series 2014-SFR3:
Class E, 5.4428% 12/17/31 (b)(c)		160,000	160,268
Class F, 5.9428% 12/17/31 (b)(c)		100,000	100,332
Series 2015-SFR2 Class E, 3.9222% 6/17/32 (b)(c)		100,000	100,790
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		620,090	426,196
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,459	31,244
Starwood Waypoint Residential Trust Series 2014-1 Class F, 5.322% 1/17/32 (b)(c)		149,000	149,002
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.6837% 2/5/36 (b)(c)		345,379	35
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 1.2312% 11/21/40 (b)(c)		126,220	126,347
Class F, 2.8612% 11/21/40 (b)(c)		1,500,000	763,895
TOTAL ASSET-BACKED SECURITIES
(Cost $4,706,973)			4,189,363

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6619% 1/25/19 (b)(c)		4,980	1,589
Class B4, 4.6619% 1/25/19 (b)(c)		11,801	948
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3636% 12/25/46 (b)(c)		189,000	202,186
Series 2010-K7 Class B, 5.4848% 4/25/20 (b)(c)		95,000	102,220
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $284,942)			306,943

Commercial Mortgage Securities - 1.8%
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)		100,000	101,643
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.4041% 11/10/42 (c)		10,614	10,601
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.4272% 9/10/28 (b)(c)		126,000	113,862
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.7859% 4/10/28 (b)(c)		191,000	187,185
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)		330,296	335,916
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1055% 9/10/46 (b)(c)		250,000	234,810
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	1,605,000	1,204,598
Class G, 5.01% 5/15/44 (b)(c)	CAD	351,000	262,607
Class H, 5.01% 5/15/44 (b)(c)	CAD	235,000	174,287
Class J, 5.01% 5/15/44 (b)(c)	CAD	235,000	172,274
Class K, 5.01% 5/15/44 (b)(c)	CAD	118,000	86,007
Class L, 5.01% 5/15/44 (b)(c)	CAD	421,000	303,363
Class M, 5.01% 5/15/44 (b)(c)	CAD	1,927,737	1,365,702
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		250,000	178,245
Series 2013-CR10 Class D, 4.7887% 8/10/46 (b)(c)		200,000	170,722
Series 2013-CR12 Class D, 5.0826% 10/10/46 (b)(c)		250,000	224,438
Series 2013-LC6 Class D, 4.2836% 1/10/46 (b)(c)		102,000	91,812
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.7484% 5/10/43 (b)(c)		200,000	199,707
Core Industrial Trust Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)		223,000	212,895
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (b)		1,637	1,638
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(c)		100,000	89,602
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.6847% 11/10/46 (b)(c)		580,000	614,552
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5765% 12/25/43 (c)(d)		1,156,048	101,923
Series K012 Class X3, 2.2519% 1/25/41 (c)(d)		654,163	51,370
Series K013 Class X3, 2.9089% 1/25/43 (c)(d)		1,124,000	112,621
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/34 (b)(c)		139,000	137,818
Class FFX, 3.3822% 12/15/34 (b)(c)		244,000	238,142
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (c)		47,993	48,414
GS Mortgage Securities Trust:
Series 2011-GC5 Class E, 5.3995% 8/10/44 (b)(c)		63,000	48,896
Series 2012-GC6 Class E, 5% 1/10/45 (b)(c)		153,000	127,063
Series 2012-GCJ7:
Class C, 5.7161% 5/10/45 (c)		500,000	523,045
Class D, 5.7161% 5/10/45 (b)(c)		500,000	486,018
Series 2012-GCJ9 Class D, 4.852% 11/10/45 (b)(c)		157,000	146,791
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)		269,000	181,163
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		651,000	625,774
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (b)(c)		641,000	713,845
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(c)		284,000	307,850
Series 2012-CBX Class G 4% 6/15/45 (b)		151,000	90,617
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-INN Class E, 4.512% 6/15/29 (b)(c)		319,000	319,000
Series 2005-LDP2 Class E, 4.981% 7/15/42 (c)		42,000	42,628
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 4.8494% 1/20/41 (b)(c)		192,000	170,820
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.7649% 10/15/46 (b)(c)		250,000	230,487
Morgan Stanley Capital I Trust:
Series 1997-RR Class F, 7.4982% 4/30/39 (b)(c)		15,278	15,201
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		293,550	290,088
Series 2011-C2:
Class D, 5.4724% 6/15/44 (b)(c)		358,000	367,193
Class E, 5.4724% 6/15/44 (b)(c)		454,000	463,432
Class F, 5.4724% 6/15/44 (b)(c)		343,000	326,854
Class XB, 0.53% 6/15/44 (b)(c)(d)		12,067,221	241,393
Series 2011-C3 Class G, 5.155% 7/15/49 (b)(c)		111,000	91,272
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		128,000	128,654
Class F, 5% 2/5/30 (b)		358,000	352,516
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		267,293	326,953
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5459% 5/10/45 (b)(c)		120,000	119,076
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2069% 3/15/45 (b)(c)		220,000	163,031
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 3.79% 11/15/29 (b)(c)		173,540	168,678
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $14,285,400)			14,095,092
		Shares	Value

Common Stocks - 12.6%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc. Class A		9,900	932,382
Household Durables - 0.1%
Stanley Martin Communities LLC Class B		6,300	241,857

TOTAL CONSUMER DISCRETIONARY			1,174,239

FINANCIALS - 0.4%
Capital Markets - 0.0%
Ellington Financial LLC		26,300	416,329
Mortgage Real Estate Investment Trusts - 0.4%
Anworth Mortgage Asset Corp.		18,000	99,900
Arbor Realty Trust, Inc.		34,400	288,272
CYS Investments, Inc.		3,180	25,281
Dynex Capital, Inc.		27,700	196,393
Five Oaks Investment Corp. (e)		3,344	17,155
Great Ajax Corp.		10,000	130,500
Invesco Mortgage Capital, Inc.		9,000	138,780
MFA Financial, Inc.		242,766	1,961,549
Two Harbors Investment Corp.		17,200	164,948
			3,022,778

TOTAL FINANCIALS			3,439,107

REAL ESTATE - 12.0%
Equity Real Estate Investment Trusts (REITs) - 11.9%
Acadia Realty Trust (SBI)		72,044	2,165,643
American Assets Trust, Inc.		24,000	1,004,160
American Homes 4 Rent Class A		34,900	801,304
American Tower Corp.		5,900	717,086
Apartment Investment & Management Co. Class A		69,000	3,060,150
AvalonBay Communities, Inc.		25,009	4,591,652
Boston Properties, Inc.		31,251	4,137,945
Brixmor Property Group, Inc.		36,700	787,582
CBL & Associates Properties, Inc.		16,615	158,507
Cedar Shopping Centers, Inc.		137,618	690,842
Colony NorthStar, Inc.		89,623	1,157,033
Community Healthcare Trust, Inc.		8,200	195,980
CoreSite Realty Corp.		12,100	1,089,605
Corporate Office Properties Trust (SBI)		38,700	1,280,970
Corrections Corp. of America		7,500	235,650
DCT Industrial Trust, Inc.		48,017	2,310,578
DDR Corp.		76,760	961,803
DiamondRock Hospitality Co.		93,400	1,041,410
Douglas Emmett, Inc.		52,100	2,000,640
Duke Realty Corp.		72,200	1,896,694
Empire State Realty Trust, Inc.		24,200	499,488
Equinix, Inc.		4,600	1,841,702
Equity Lifestyle Properties, Inc.		56,799	4,376,931
Equity Residential (SBI)		21,713	1,350,983
Essex Property Trust, Inc.		12,122	2,806,607
Extra Space Storage, Inc.		51,122	3,802,966
FelCor Lodging Trust, Inc.		65,000	488,150
First Potomac Realty Trust		25,109	258,121
General Growth Properties, Inc.		40,900	948,062
Healthcare Realty Trust, Inc.		59,700	1,940,250
Healthcare Trust of America, Inc.		2,300	72,358
Highwoods Properties, Inc. (SBI)		32,100	1,577,073
Host Hotels & Resorts, Inc.		72,881	1,359,959
Hudson Pacific Properties, Inc.		52,100	1,804,744
Lexington Corporate Properties Trust		76,700	765,466
Mack-Cali Realty Corp.		37,540	1,011,328
Mid-America Apartment Communities, Inc.		38,244	3,890,945
Monmouth Real Estate Investment Corp. Class A		5,000	71,350
National Retail Properties, Inc.		3,800	165,756
New Senior Investment Group, Inc.		6,632	67,646
Omega Healthcare Investors, Inc.		4,200	138,558
Outfront Media, Inc.		1,900	50,445
Pennsylvania Real Estate Investment Trust (SBI)		32,500	492,050
Potlatch Corp.		2,000	91,400
Prologis, Inc.		35,977	1,866,487
Public Storage		14,734	3,225,420
Sabra Health Care REIT, Inc.		51,151	1,428,647
Select Income REIT		6,066	156,442
Senior Housing Properties Trust (SBI)		62,800	1,271,700
Simon Property Group, Inc.		41,173	7,082,991
Store Capital Corp.		25,100	599,388
Sunstone Hotel Investors, Inc.		81,900	1,255,527
Taubman Centers, Inc.		20,495	1,353,080
Terreno Realty Corp.		42,054	1,177,512
Urban Edge Properties		90,173	2,371,550
Ventas, Inc.		91,747	5,967,225
VEREIT, Inc.		24,100	204,609
Vornado Realty Trust		12,447	1,248,559
Washington REIT (SBI)		25,900	810,152
Welltower, Inc.		28,325	2,005,977
WP Carey, Inc.		11,200	696,864
			92,879,702
Real Estate Management & Development - 0.1%
Invitation Homes, Inc.		23,200	506,456
Kennedy-Wilson Holdings, Inc.		6,600	146,520
			652,976

TOTAL REAL ESTATE			93,532,678

TOTAL COMMON STOCKS
(Cost $96,497,266)			98,146,024

Preferred Stocks - 2.6%
Convertible Preferred Stocks - 0.1%
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ashford Hospitality Prime, Inc. 5.50%		2,700	53,109
Lexington Corporate Properties Trust Series C, 6.50%		15,800	793,950
			847,059
Nonconvertible Preferred Stocks - 2.5%
FINANCIALS - 1.1%
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.:
8.00%		20,279	502,919
8.25%		500	12,590
Agnc Investment Corp. Series B, 7.75%		8,000	207,920
American Capital Mortgage Investment Corp. Series A, 8.125%		6,200	160,456
American Home Mortgage Investment Corp.:
Series A, 9.75% (f)		81,500	1
Series B, 9.25% (f)		233,544	2
Annaly Capital Management, Inc.:
Series A, 7.875%		17,200	438,428
Series C, 7.625%		2,324	58,751
Series D, 7.50%		13,671	341,775
Series E, 7.625%		16,340	411,278
Anworth Mortgage Asset Corp. Series A, 8.625%		29,700	764,478
Apollo Commercial Real Estate Finance, Inc.:
Series A, 8.625%		13,174	335,687
Series C, 8.00%		11,647	295,135
Arbor Realty Trust, Inc.:
7.375%		12,320	314,776
Series A, 8.25%		8,989	228,680
Armour Residential REIT, Inc. Series B, 7.875%		5,645	133,222
Chimera Investment Corp. Series B, 8.00% (f)		20,100	510,339
CYS Investments, Inc. Series A, 7.75%		2,162	52,969
Dynex Capital, Inc.:
Series A, 8.50%		20,755	524,686
Series B, 7.625%		10,545	253,607
Invesco Mortgage Capital, Inc.:
Series A, 7.75%		6,507	162,870
Series B, 7.75%		21,900	545,529
MFA Financial, Inc.:
8.00%		11,262	288,082
Series B, 7.50%		44,227	1,110,098
New York Mortgage Trust, Inc.:
Series B, 7.75%		8,886	212,909
Series C, 7.875%		3,200	76,128
PennyMac Mortgage Investment Trust 8.125% (f)		5,500	138,710
Two Harbors Investment Corp. Series A, 8.125% (f)		9,500	248,330
Wells Fargo Real Estate Investment Corp. Series A, 6.375%		4,400	115,500
			8,445,855
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Homes 4 Rent:
Series A, 5.00%		24,600	699,132
Series B, 5.00%		6,720	192,662
Series C, 5.50%		22,592	648,390
CBL & Associates Properties, Inc.:
Series D, 7.375%		10,147	243,427
Series E, 6.625%		2,200	51,348
Cedar Shopping Centers, Inc. Series B, 7.25%		13,321	330,494
Chesapeake Lodging Trust Series A, 7.75%		4,050	101,817
Colony NorthStar, Inc.:
Series B, 8.25%		9,191	234,554
Series C, 8.875%		10,582	271,640
Series D, 8.50%		8,486	219,703
Series E, 8.75%		13,700	360,447
Series G, 7.50%		1,300	32,266
Series H, 7.125%		7,130	178,036
CoreSite Realty Corp. Series A, 7.25%		14,176	364,890
DDR Corp. Series K, 6.25%		5,623	141,700
Digital Realty Trust, Inc. Series G, 5.875%		6,286	159,350
Equity Lifestyle Properties, Inc. Series C, 6.75%		29,989	767,419
General Growth Properties, Inc. Series A, 6.375%		3,847	99,637
iStar Financial, Inc.:
Series D, 8.00%		1,200	29,928
Series E, 7.875%		6,511	158,282
Series F, 7.80%		18,316	449,291
Series G, 7.65%		6,000	145,800
LaSalle Hotel Properties Series I, 6.375%		4,963	123,281
Pebblebrook Hotel Trust Series C, 6.50%		7,058	178,285
Pennsylvania (REIT) Series B, 7.375%		4,082	102,785
Prologis, Inc. Series Q, 8.54%		3,700	280,830
PS Business Parks, Inc. Series T, 6.00%		5,100	128,316
RAIT Financial Trust:
7.125%		12,402	311,786
7.625%		8,860	214,412
Saul Centers, Inc. Series C, 6.875%		14,926	377,329
Summit Hotel Properties, Inc.:
Series B, 7.875%		9,827	252,357
Series C, 7.125%		6,788	174,384
Sun Communities, Inc. Series A, 7.125%		15,940	411,252
Taubman Centers, Inc. Series K, 6.25%		4,319	107,932
Terreno Realty Corp. Series A, 7.75%		5,000	126,950
UMH Properties, Inc. Series A, 8.25%		14,000	360,220
Urstadt Biddle Properties, Inc. Series G, 6.75%		6,500	167,375
VEREIT, Inc. Series F, 6.70%		42,896	1,102,427
WP Glimcher, Inc.:
Series H, 7.50%		2,898	72,421
Series I, 6.875%		702	17,515
			10,390,070
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%		7,372	190,050
TOTAL REAL ESTATE			10,580,120

TOTAL NONCONVERTIBLE PREFERRED STOCKS			19,025,975

TOTAL PREFERRED STOCKS
(Cost $27,072,819)			19,873,034
		Principal Amount(a)	Value

Bank Loan Obligations - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		95,795	96,274
Cooper Hotel Group 12% 11/6/17		977,794	977,794
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.7718% 4/14/21 (c)		220,043	221,190
Playa Resorts Holding BV Tranche B, term loan 4.0399% 8/9/19 (c)		43,753	43,781
			1,339,039
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 5.304% 6/23/23 (c)		119,241	118,287

TOTAL CONSUMER DISCRETIONARY			1,457,326

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power LLC Tranche B, term loan 5% 10/2/23 (c)		74,160	74,401
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (c)		213,366	212,743
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Capital Automotive LP Trahche B 1LN, term loan 4% 3/24/24 (c)		50,000	50,500
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 4.65% 12/2/21 (c)		94,000	92,708
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,894,334)			1,887,678
		Shares	Value

Equity Funds - 24.6%
Fidelity Commodity Strategy Central Fund (g)
(Cost $363,704,994)		29,603,089	190,939,923

Fixed-Income Funds - 27.3%
Fidelity Floating Rate Central Fund (g)
(Cost $211,561,598)		2,043,234	211,638,171
		Principal Amount(a)	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b) (Cost $594,368)		500,000	250
		Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.84% (h)		8,569,633	8,571,347
Fidelity Securities Lending Cash Central Fund 0.84% (h)(i)		4,199	4,200
TOTAL MONEY MARKET FUNDS
(Cost $8,575,547)			8,575,547
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $950,398,052)			774,985,797
NET OTHER ASSETS (LIABILITIES) - 0.2%			1,649,716
NET ASSETS - 100%			$776,635,513

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,105,436 or 2.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Security or a portion of the security is on loan at period end.

 (f) Non-income producing

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,465
Fidelity Commodity Strategy Central Fund	273,973
Fidelity Floating Rate Central Fund	5,276,356
Fidelity Securities Lending Cash Central Fund	13
Total	$5,574,807

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$190,971,039	$14,356,152	$16,077,178	$190,939,923	27.2%
Fidelity Floating Rate Central Fund	217,242,916	8,999,531	16,487,085	211,638,171	12.5%
Total	$408,213,955	$23,355,683	$32,564,263	$402,578,094

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,174,239	$932,382	$--	$241,857
Financials	11,884,962	11,884,959	--	3
Real Estate	104,959,857	104,679,027	280,830	--
Corporate Bonds	11,090,134	--	11,090,134	--
U.S. Government and Government Agency Obligations	214,243,638	--	214,243,638	--
Asset-Backed Securities	4,189,363	--	3,408,564	780,799
Collateralized Mortgage Obligations	306,943	--	304,406	2,537
Commercial Mortgage Securities	14,095,092	--	14,095,092	--
Bank Loan Obligations	1,887,678	--	909,884	977,794
Equity Funds	190,939,923	190,939,923	--	--
Fixed-Income Funds	211,638,171	211,638,171	--	--
Preferred Securities	250	--	--	250
Money Market Funds	8,575,547	8,575,547	--	--
Total Investments in Securities:	$774,985,797	$528,650,009	$244,332,548	$2,003,240

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Discretionary
Beginning Balance	$8,124,480
Net Realized Gain (Loss) on Investment Securities	7,025,235
Net Unrealized Gain (Loss) on Investment Securities	(2,668,690)
Cost of Purchases	241,857
Proceeds of Sales	(12,481,025)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$241,857
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$--
Other Investments in Securities
Beginning Balance	$6,188,696
Net Realized Gain (Loss) on Investment Securities	(5,431)
Net Unrealized Gain (Loss) on Investment Securities	26,414
Cost of Purchases	3,055
Proceeds of Sales	(5,295)
Amortization/Accretion	(38,961)
Transfers into Level 3	1
Transfers out of Level 3	(4,407,096)
Ending Balance	$1,761,383
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$26,414

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (including securities loaned of $4,104) — See accompanying schedule: Unaffiliated issuers (cost $366,555,913)	$363,832,156
Fidelity Central Funds (cost $583,842,139)	411,153,641
Total Investments (cost $950,398,052)		$774,985,797
Cash		3,878
Receivable for investments sold		1,915,312
Receivable for fund shares sold		973,738
Dividends receivable		476,736
Interest receivable		835,961
Distributions receivable from Fidelity Central Funds		832,920
Prepaid expenses		789
Receivable from investment adviser for expense reductions		52
Other receivables		1,939
Total assets		780,027,122
Liabilities
Payable for investments purchased	$2,080,989
Payable for fund shares redeemed	695,047
Accrued management fee	361,223
Distribution and service plan fees payable	34,133
Other affiliated payables	132,324
Other payables and accrued expenses	83,693
Collateral on securities loaned	4,200
Total liabilities		3,391,609
Net Assets		$776,635,513
Net Assets consist of:
Paid in capital		$1,201,437,464
Undistributed net investment income		4,480,734
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(253,870,521)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(175,412,164)
Net Assets		$776,635,513
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($37,676,023 ÷ 4,288,830 shares)		$8.78
Maximum offering price per share (100/96.00 of $8.78)		$9.15
Class M:
Net Asset Value and redemption price per share ($10,918,761 ÷ 1,241,421 shares)		$8.80
Maximum offering price per share (100/96.00 of $8.80)		$9.17
Class C:
Net Asset Value and offering price per share ($27,902,777 ÷ 3,210,544 shares)(a)		$8.69
Strategic Real Return:
Net Asset Value, offering price and redemption price per share ($490,634,850 ÷ 55,604,198 shares)		$8.82
Class I:
Net Asset Value, offering price and redemption price per share ($209,503,102 ÷ 23,794,447 shares)		$8.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017
Investment Income
Dividends		$2,652,745
Interest		3,746,803
Income from Fidelity Central Funds		5,574,807
Total income		11,974,355
Expenses
Management fee	$2,153,403
Transfer agent fees	616,465
Distribution and service plan fees	224,378
Accounting and security lending fees	170,634
Custodian fees and expenses	16,697
Independent trustees' fees and expenses	1,599
Registration fees	32,407
Audit	103,704
Legal	1,507
Interest	91
Miscellaneous	3,578
Total expenses before reductions	3,324,463
Expense reductions	(6,456)	3,318,007
Net investment income (loss)		8,656,348
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,332,558
Fidelity Central Funds	(13,404,921)
Foreign currency transactions	(114)
Capital gain distributions from Fidelity Central Funds	125,975
Total net realized gain (loss)		(4,946,502)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,514,957
Assets and liabilities in foreign currencies	121
Total change in net unrealized appreciation (depreciation)		5,515,078
Net gain (loss)		568,576
Net increase (decrease) in net assets resulting from operations		$9,224,924

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,656,348	$16,324,959
Net realized gain (loss)	(4,946,502)	(7,337,821)
Change in net unrealized appreciation (depreciation)	5,515,078	25,214,905
Net increase (decrease) in net assets resulting from operations	9,224,924	34,202,043
Distributions to shareholders from net investment income	(10,269,769)	(17,340,964)
Distributions to shareholders from net realized gain	(1,453,316)	(1,163,678)
Total distributions	(11,723,085)	(18,504,642)
Share transactions - net increase (decrease)	(7,951,911)	(277,651,425)
Redemption fees	3,437	16,678
Total increase (decrease) in net assets	(10,446,635)	(261,937,346)
Net Assets
Beginning of period	787,082,148	1,049,019,494
End of period	$776,635,513	$787,082,148
Other Information
Undistributed net investment income end of period	$4,480,734	$6,094,155

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class A

	Six months ended March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.81	$8.55	$9.25	$9.31	$9.78	$9.20
Income from Investment Operations
Net investment income (loss)A	.089	.141	.124	.173	.188	.178
Net realized and unrealized gain (loss)	.006	.266	(.668)	.004	(.452)	.940
Total from investment operations	.095	.407	(.544)	.177	(.264)	1.118
Distributions from net investment income	(.108)	(.137)	(.124)	(.169)	(.177)	(.128)B
Distributions from net realized gain	(.017)	(.010)	(.032)	(.068)	(.030)	(.410)B
Total distributions	(.125)	(.147)	(.156)	(.237)	(.207)	(.538)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001	–C
Net asset value, end of period	$8.78	$8.81	$8.55	$9.25	$9.31	$9.78
Total ReturnD,E,F	1.10%	4.82%	(5.98)%	1.91%	(2.72)%	12.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.08%I	1.07%	1.05%	1.05%	1.04%	1.04%
Expenses net of fee waivers, if any	1.08%I	1.07%	1.05%	1.05%	1.04%	1.03%
Expenses net of all reductions	1.08%I	1.07%	1.05%	1.05%	1.03%	1.03%
Net investment income (loss)	2.04%I	1.66%	1.37%	1.83%	1.96%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$37,676	$55,678	$78,112	$123,091	$169,170	$222,335
Portfolio turnover rateJ	25%I	15%	23%	18%	23%	15%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class M

	Six months ended March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.82	$8.56	$9.27	$9.32	$9.79	$9.21
Income from Investment Operations
Net investment income (loss)A	.088	.138	.122	.172	.187	.177
Net realized and unrealized gain (loss)	.016	.267	(.677)	.015	(.451)	.940
Total from investment operations	.104	.405	(.555)	.187	(.264)	1.117
Distributions from net investment income	(.107)	(.135)	(.123)	(.169)	(.177)	(.127)B
Distributions from net realized gain	(.017)	(.010)	(.032)	(.068)	(.030)	(.410)B
Total distributions	(.124)	(.145)	(.155)	(.237)	(.207)	(.537)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001	–C
Net asset value, end of period	$8.80	$8.82	$8.56	$9.27	$9.32	$9.79
Total ReturnD,E,F	1.20%	4.79%	(6.08)%	2.02%	(2.72)%	12.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.11%I	1.10%	1.07%	1.06%	1.05%	1.05%
Expenses net of fee waivers, if any	1.10%I	1.10%	1.07%	1.06%	1.05%	1.04%
Expenses net of all reductions	1.10%I	1.10%	1.07%	1.06%	1.05%	1.04%
Net investment income (loss)	2.02%I	1.63%	1.35%	1.82%	1.94%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$10,919	$12,032	$14,805	$21,127	$25,281	$30,648
Portfolio turnover rateJ	25%I	15%	23%	18%	23%	15%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class C

	Six months ended March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.71	$8.46	$9.16	$9.22	$9.69	$9.12
Income from Investment Operations
Net investment income (loss)A	.055	.074	.054	.101	.113	.105
Net realized and unrealized gain (loss)	.014	.257	(.665)	.011	(.449)	.933
Total from investment operations	.069	.331	(.611)	.112	(.336)	1.038
Distributions from net investment income	(.072)	(.073)	(.057)	(.104)	(.105)	(.058)B
Distributions from net realized gain	(.017)	(.008)	(.032)	(.068)	(.030)	(.410)B
Total distributions	(.089)	(.081)	(.089)	(.172)	(.135)	(.468)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001	–C
Net asset value, end of period	$8.69	$8.71	$8.46	$9.16	$9.22	$9.69
Total ReturnD,E,F	.80%	3.93%	(6.73)%	1.22%	(3.48)%	11.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.84%I	1.84%	1.82%	1.81%	1.80%	1.81%
Expenses net of fee waivers, if any	1.84%I	1.84%	1.82%	1.81%	1.80%	1.80%
Expenses net of all reductions	1.84%I	1.84%	1.82%	1.80%	1.80%	1.80%
Net investment income (loss)	1.28%I	.89%	.61%	1.08%	1.19%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$27,903	$30,211	$41,339	$68,666	$86,037	$94,134
Portfolio turnover rateJ	25%I	15%	23%	18%	23%	15%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund

	Six months ended March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.85	$8.59	$9.30	$9.36	$9.83	$9.24
Income from Investment Operations
Net investment income (loss)A	.101	.164	.147	.201	.216	.212
Net realized and unrealized gain (loss)	.006	.267	(.674)	.005	(.451)	.941
Total from investment operations	.107	.431	(.527)	.206	(.235)	1.153
Distributions from net investment income	(.120)	(.161)	(.151)	(.198)	(.206)	(.154)B
Distributions from net realized gain	(.017)	(.010)	(.032)	(.068)	(.030)	(.410)B
Total distributions	(.137)	(.171)	(.183)	(.266)	(.236)	(.564)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001	.001
Net asset value, end of period	$8.82	$8.85	$8.59	$9.30	$9.36	$9.83
Total ReturnD,E	1.23%	5.09%	(5.77)%	2.22%	(2.41)%	13.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.81%	.79%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.81%H	.81%	.79%	.76%	.75%	.73%
Expenses net of all reductions	.81%H	.80%	.79%	.76%	.75%	.73%
Net investment income (loss)	2.31%H	1.92%	1.63%	2.12%	2.24%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$490,635	$511,294	$543,473	$620,530	$679,780	$649,200
Portfolio turnover rateI	25%H	15%	23%	18%	23%	15%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class I

	Six months ended March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$8.57	$9.28	$9.34	$9.81	$9.22
Income from Investment Operations
Net investment income (loss)A	.101	.164	.148	.194	.208	.202
Net realized and unrealized gain (loss)	.007	.268	(.676)	.005	(.450)	.947
Total from investment operations	.108	.432	(.528)	.199	(.242)	1.149
Distributions from net investment income	(.121)	(.162)	(.150)	(.191)	(.199)	(.150)B
Distributions from net realized gain	(.017)	(.010)	(.032)	(.068)	(.030)	(.410)B
Total distributions	(.138)	(.172)	(.182)	(.259)	(.229)	(.560)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001	.001
Net asset value, end of period	$8.80	$8.83	$8.57	$9.28	$9.34	$9.81
Total ReturnD,E	1.24%	5.12%	(5.80)%	2.15%	(2.49)%	13.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.79%	.79%	.82%	.83%	.81%
Expenses net of fee waivers, if any	.80%H	.79%	.79%	.82%	.83%	.80%
Expenses net of all reductions	.79%H	.79%	.79%	.82%	.82%	.80%
Net investment income (loss)	2.33%H	1.93%	1.64%	2.06%	2.17%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$209,503	$177,867	$369,782	$368,227	$432,942	$343,822
Portfolio turnover rateI	25%H	15%	23%	18%	23%	15%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2017

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Strategic Real Return and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.05%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.05%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$15,663,437
Gross unrealized depreciation	(201,756,433)
Net unrealized appreciation (depreciation) on securities	$(186,092,996)
Tax cost	$961,078,793

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(213,600,854)
2018	(2,428,473)
Total with expiration	$(216,029,327)
No expiration
Short-term	$(3,493,662)
Long-term	(12,117,674)
Total no expiration	(15,611,336)
Total capital loss carryforward	$(231,640,663)

Due to large redemptions in a prior period, $216,029,327 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08 which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $62,706,339 and $80,371,192, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$65,555	$–
Class M	-%	.25%	14,384	–
Class C	.75%	.25%	144,439	3,917
			$224,378	$3,917

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,032
Class M	391
Class C(a)	1,206
$7,629

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$47,577.18
Class M	11,878.21
Class C	27,906.19
Strategic Real Return	388,992.16
Class I	140,112.15
	$ 616,465

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $957 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,554,000.59%		$91

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,878 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class M	1.10%	114

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,062 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,280.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2017	Year ended September 30, 2016
From net investment income
Class A	$675,414	$1,090,055
Class M	142,589	218,066
Class B	–	8,066
Class C	243,756	323,046
Strategic Real Return	6,691,506	9,823,249
Class I	2,516,504	5,878,482
Total	$10,269,769	$17,340,964
From net realized gain
Class A	$105,560	$82,857
Class M	22,277	16,254
Class B	–	1,355
Class C	56,624	36,188
Strategic Real Return	907,573	616,410
Class I	361,282	410,614
Total	$1,453,316	$1,163,678

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2017	Year ended September 30, 2016	Six months ended March 31, 2017	Year ended September 30, 2016
Class A
Shares sold	937,694	911,579	$8,217,503	$7,831,009
Reinvestment of distributions	86,800	132,661	756,017	1,134,926
Shares redeemed	(3,057,149)	(3,855,190)	(26,922,939)	(32,500,880)
Net increase (decrease)	(2,032,655)	(2,810,950)	$(17,949,419)	$(23,534,945)
Class M
Shares sold	82,764	156,787	$725,035	$1,349,526
Reinvestment of distributions	17,803	25,977	155,241	222,757
Shares redeemed	(223,577)	(547,078)	(1,960,227)	(4,649,240)
Net increase (decrease)	(123,010)	(364,314)	$(1,079,951)	$(3,076,957)
Class B
Shares sold	–	24	$–	$206
Reinvestment of distributions	–	1,043	–	8,912
Shares redeemed	–	(178,079)	–	(1,519,694)
Net increase (decrease)	–	(177,012)	$–	$(1,510,576)
Class C
Shares sold	212,919	179,067	$1,848,151	$1,498,593
Reinvestment of distributions	32,943	39,653	284,286	338,940
Shares redeemed	(503,160)	(1,636,989)	(4,358,899)	(13,658,697)
Net increase (decrease)	(257,298)	(1,418,269)	$(2,226,462)	$(11,821,164)
Strategic Real Return
Shares sold	7,557,555	8,263,589	$66,376,944	$70,664,529
Reinvestment of distributions	839,833	1,170,951	7,339,549	10,053,269
Shares redeemed	(10,592,953)	(14,891,207)	(92,481,824)	(126,009,813)
Net increase (decrease)	(2,195,565)	(5,456,667)	$(18,765,331)	$(45,292,015)
Class I
Shares sold	5,494,103	4,576,890	$48,275,609	$38,727,759
Reinvestment of distributions	320,226	715,160	2,792,541	6,119,286
Shares redeemed	(2,168,196)	(28,270,773)	(18,998,898)	(237,262,813)
Net increase (decrease)	3,646,133	(22,978,723)	$32,069,252	$(192,415,768)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2017, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2017 and for the year ended September 30, 2016, and the financial highlights for the six months ended March 31, 2017 and for each of the five years in the period then ended September 30, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2017, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended March 31, 2017 and for the year ended September 30, 2016, and the financial highlights for the six months ended March 31, 2017 and for each of the five years in the period then ended September 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 19, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Class A	1.08%
Actual		$1,000.00	$1,011.00	$5.41
Hypothetical-C		$1,000.00	$1,019.55	$5.44
Class M	1.10%
Actual		$1,000.00	$1,012.00	$5.52
Hypothetical-C		$1,000.00	$1,019.45	$5.54
Class C	1.84%
Actual		$1,000.00	$1,008.00	$9.21
Hypothetical-C		$1,000.00	$1,015.76	$9.25
Strategic Real Return	.81%
Actual		$1,000.00	$1,012.30	$4.06
Hypothetical-C		$1,000.00	$1,020.89	$4.08
Class I	.80%
Actual		$1,000.00	$1,012.40	$4.01
Hypothetical-C		$1,000.00	$1,020.94	$4.03

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were .05%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

RRS-SANN-0517
1.814963.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2017